NET CHANGE IN OPERATING ASSETS AND LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net change in operating assets and liabilities
(Increase) decrease in trade accounts receivable	$ (33)	$ (562)	$ (41)
(Increase) decrease in inventories	(286)	(447)	182
(Increase) decrease in prepaid expenses and other assets	(29)	(350)	(148)
Increase (decrease) in accounts payable and accrued expenses	(556)	63	656
Increase (decrease) in accrued taxes	770	(132)	(266)
Increase (decrease) in other liabilities	(946)	(465)	(13)
Net change in operating assets and liabilities	$ (1,080)	$ (1,893)	$ 370